Income Tax - Items for Which No Deferred Income Tax Assets Have Been Recognized (Detail) - TWD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Loss carryforwards	$ 237	$ 215
Deductible temporary differences	1	2
2019 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Loss carryforwards	136	138
2020 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Loss carryforwards	41	42
2021 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Loss carryforwards	12	9
2022 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Loss carryforwards	10	11
2023 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Loss carryforwards	9	0
2024 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Loss carryforwards	2	0
2025 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Loss carryforwards	15	13
2026 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Loss carryforwards	8	0
2027 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Loss carryforwards	3	2
2028 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Loss carryforwards	$ 1	$ 0